SCHEDULE OF AMOUNTS DUE FROM RELATED PARTIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Amounts due to related parties, Borrowed	$ 1,382,936	$ 8,747,287	$ 4,811,327
Huiyan Xie [Member]
Related Party Transaction [Line Items]
Amounts due to related parties, Beginning	27,729
Amounts due to related parties, Borrowed	1,267,839
Amounts due to related parties, Repaid	(1,867,896)
Amounts due to related parties, Exchange rate translation	(14,171)
Amounts due to related parties, Set off of Debts	293,061
Amounts due to related parties, Disposal of Subsidiaries	294,428
Amounts due to related parties, Ending	990	27,729
Huajian Xu [Member]
Related Party Transaction [Line Items]
Amounts due to related parties, Beginning	684,681
Amounts due to related parties, Borrowed	115,097
Amounts due to related parties, Repaid	(762,062)
Amounts due to related parties, Exchange rate translation	(142)
Amounts due to related parties, Set off of Debts
Amounts due to related parties, Disposal of Subsidiaries
Amounts due to related parties, Ending	37,574	684,681
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due to related parties, Beginning	712,410
Amounts due to related parties, Borrowed	1,382,936
Amounts due to related parties, Repaid	(2,629,958)
Amounts due to related parties, Exchange rate translation	(14,313)
Amounts due to related parties, Set off of Debts	293,061
Amounts due to related parties, Disposal of Subsidiaries	294,428
Amounts due to related parties, Ending	$ 38,564	$ 712,410